Summary of Components of Income Tax (Benefit) Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Federal
State and local	(31)	84	35
Total current (benefit) expense	(31)	84	35
Federal
State and local
Total deferred taxes